Financial instruments fair value risk - Narrative (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Financial Instruments [Line Items]
Gain (loss) impact in income statement due to Level 3 instruments	€ (46)	€ (58)
Unlisted investment in Unilever Venture companies	630	658
Long-term cash receivables insurance contracts	155	172
Option over a non-controlling interest	€ 16	€ 27